Plant and Equipment, Net - Schedule of Plant and equipment, Net (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Schedule of Plant and equipment, Net [Line Items]
Total costs	$ 300,280		$ 290,739
Less: accumulated depreciation	157,034	$ 137,468
Plant and equipment, net	143,246	153,271	119,125
Previously Reported [Member]
Schedule of Plant and equipment, Net [Line Items]
Total costs		290,739	225,147
Less: accumulated depreciation		137,468	106,022
Office equipment [Member]
Schedule of Plant and equipment, Net [Line Items]
Total costs	24,681		23,896
Office equipment [Member] | Previously Reported [Member]
Schedule of Plant and equipment, Net [Line Items]
Total costs		23,896	21,541
Electronic Equipment [Member]
Schedule of Plant and equipment, Net [Line Items]
Total costs	45,019		43,589
Electronic Equipment [Member] | Previously Reported [Member]
Schedule of Plant and equipment, Net [Line Items]
Total costs		43,589	42,170
Machinery [Member]
Schedule of Plant and equipment, Net [Line Items]
Total costs	164,568		159,339
Machinery [Member] | Previously Reported [Member]
Schedule of Plant and equipment, Net [Line Items]
Total costs		159,339	97,852
Motor vehicles [Member]
Schedule of Plant and equipment, Net [Line Items]
Total costs	46,396		44,922
Motor vehicles [Member] | Previously Reported [Member]
Schedule of Plant and equipment, Net [Line Items]
Total costs		44,922	44,689
Leasehold improvement [Member]
Schedule of Plant and equipment, Net [Line Items]
Total costs	$ 19,616		18,993
Leasehold improvement [Member] | Previously Reported [Member]
Schedule of Plant and equipment, Net [Line Items]
Total costs		$ 18,993	$ 18,895